Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Outstanding

At December 31, 2016 and 2015, the Company had the following debt outstanding:

	December 31,
(Dollars in thousands)	2016	2015
Senior secured debt, net	$50,000	$50,000
Prepayment fee	–	2,438
Payment-in-kind (PIK) interest	3,852	10,956
Issuance costs	(214)	(301)

Total senior secured debt, net	53,638	63,093

WCAS note payable, net	5,000	4,210
Payment-in-kind (PIK) interest	340	1,804

Total other note payable, net	5,340	6,014

Total debt	$58,978	$69,107

Total debt, short-term	$–	$69,107
Total debt, long-term	$58,978	$–